Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Revenue from Each Segment, Income from Operations
The following tables present the summary of each segment’s revenues, operating income (loss) which were considered as segment operating performance measure, for the years ended December 31, 2019, 2020 and 2021:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Revenues:
Internet business	3,370,811	1,380,906	653,759	102,589
AI and others	216,884	171,739	130,857	20,534

Total revenues	3,587,695	1,552,645	784,616	123,123

Operating (loss) income:
Internet business	(74,406)	147,070	(14,178)	(2,225)
AI and others	(363,401)	(597,203)	(208,243)	(32,678)
Unallocated expenses(i)	(673,105)	(80,982)	(7,150)	(1,122)

Total operating loss	(1,110,912)	(531,115)	(229,571)	(36,025)

(i)	Unallocated items include share-based compensation and goodwill impairment which were not allocated to segments.